Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity
Note 14.- Equity

As of December 31, 2023, the share capital of the Company amounts to $11,615,905 ($11,605,513 as of December 31, 2022) represented by 116,159,054 ordinary shares (116,055,126 shares as of December 31, 2022) fully subscribed and disbursed with a nominal value of $0.10 each, all in the same class and series. Each share grants one voting right.

Algonquin owns 42.2% of the shares of the Company and is its largest shareholder as of December 31, 2023. Algonquin’s voting rights and rights to appoint directors are limited to 41.5% and the difference between Algonquin´s ownership and 41.5% will vote replicating non-Algonquin’s shareholders’ vote.

The Company accounts for its existing long-term incentive plans granted to employees as equity-settled in accordance with IFRS 2, Share-based Payment when incentives are being settled in shares. During the year 2023, the Company issued 103,928 new shares (228,560 new shares during the year 2022) to its employees to settle a portion of these plans.

On February 28, 2022, the Company established a new “at-the-market program” which replaced its previous program, and entered into a distribution agreement with BofA Securities, MUFG and RBC Capital Markets, as its sales agents, under which the Company may offer and sell from time to time up to $150 million of its ordinary shares.  During the year 2023, the Company did not sell any shares under this program. During the year 2022, the Company sold 3,423,593 shares at an average market price of $33.57 pursuant to its distribution agreement, representing net proceeds of $114 million.

Atlantica´s reserves as of December 31, 2023 are made up of share premium account and capital reserves. The share premium account reduction by $250 million during the year 2023, increasing capital reserves by the same amount, was made effective upon the confirmation received on June 26, 2023 from the High Court in the UK, pursuant to the Companies Act 2006.

Other reserves primarily include the change in fair value of cash flow hedges and its tax effect.

Accumulated currency translation differences primarily include the result of translating the financial statements of subsidiaries prepared in a foreign currency into the presentation currency of the Company, the U.S. dollar.

Accumulated deficit primarily includes results attributable to Atlantica.

Non-controlling interest fully relate to interest held by JGC in Solacor 1 and Solacor 2, by Idae in Seville PV, by Itochu Corporation in Solaben 2 and Solaben 3, by Algerian Energy Company, SPA and Sacyr Agua S.L. in Skikda, by Algerian Energy Company, SPA in Tenes, by Industrial Development Corporation of South Africa (IDC) and Kaxu Community Trust in Kaxu, by Algonquin Power Co. in AYES Canada, and by partners of the Company in the Chilean renewable energy platform in Chile PV 1, Chile PV 2 and Chile PV 3.

Additional information of subsidiaries including material non-controlling interest as of December 31, 2023, and 2022, is disclosed in Appendix IV.

Dividends declared during the year 2023 and the first quarter of 2024 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
February 29, 2024	March 22, 2024	0.445
November 7, 2023	December 15, 2023	0.445
July 31, 2023	September 15, 2023	0.445
May 4, 2023	June 15, 2023	0.445
February 28, 2023	March 25, 2023	0.445

Dividends declared during the year 2022 by the Board of Directors of the Company were as follows:

Declared	Payable	Amount ($) per share
November 8, 2022	December 15, 2022	0.445
August 2, 2022	September 15, 2022	0.445
May 5, 2022	June 15, 2022	0.44
February 25, 2022	March 25, 2022	0.44

In addition, the Company declared dividends and distributions in 2023 to non-controlling interest primarily to Algonquin (interest in Amherst through AYES Canada, see Note 7) for $16.6 million ($20.4 million in 2022), Itochu Corporation for $6.9 million ($3.5 million in 2022), Algerian Energy Company for $6.7 million ($5.4 million in 2022) and IDC and Kaxu Community Trust for $1.2 million ($5.8 million in 2022).

In 2023, Chile PV 3 received a capital contribution of $19.5 million from the financial partners (Non-controlling interest) through the renewable energy platform of the Company in Chile to install batteries in the asset (Note 1).

As of December 31, 2023 and December 31, 2022, there was no treasury stock and there have been no transactions with treasury stock during the years then ended.